Fair Value Measurements - Activity of the Level 3 instruments (Details) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Notes	$ 31,620
Change in fair value of derivative liability	(26,745)
Ending balance	$ 4,875